Fair value of financial instruments - Disclosure of comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Debt securities at amortised cost	£ 55,153	£ 50,227
Loans and advances at amortised cost	150,786	144,827
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Assets included in disposal group classified as held for sale	5,932	9,854
Financial liabilities
Deposits at amortised cost	(344,751)	(319,376)
Repurchase agreements and other similar secured borrowing	(18,651)	(29,397)
Debt securities in issue	(57,229)	(35,803)
Subordinated liabilities	(45,239)	(41,875)	£ (35,903)
Liabilities included in disposal groups classified as held for sale	0	(3,726)
Not held at fair value
Financial assets
Debt securities at amortised cost	54,165	49,400
Loans and advances at amortised cost	152,780	146,369
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Assets included in disposal group classified as held for sale	6,065	9,628
Financial liabilities
Deposits at amortised cost	(344,803)	(319,135)
Repurchase agreements and other similar secured borrowing	(18,651)	(29,397)
Debt securities in issue	(57,170)	(35,745)
Subordinated liabilities	(47,511)	(43,030)
Liabilities included in disposal groups classified as held for sale	0	(3,647)
Not held at fair value | Level 1
Financial assets
Debt securities at amortised cost	31,675	18,307
Loans and advances at amortised cost	7,365	6,791
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	0	0
Financial liabilities
Deposits at amortised cost	(215,669)	(203,393)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Liabilities included in disposal groups classified as held for sale	0	0
Not held at fair value | Level 2
Financial assets
Debt securities at amortised cost	19,043	29,509
Loans and advances at amortised cost	67,077	67,601
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Assets included in disposal group classified as held for sale	0	3,520
Financial liabilities
Deposits at amortised cost	(128,205)	(115,172)
Repurchase agreements and other similar secured borrowing	(18,651)	(29,397)
Debt securities in issue	(56,343)	(34,612)
Subordinated liabilities	(46,850)	(42,189)
Liabilities included in disposal groups classified as held for sale	0	(3,647)
Not held at fair value | Level 3
Financial assets
Debt securities at amortised cost	3,447	1,584
Loans and advances at amortised cost	78,338	71,977
Reverse repurchase agreements and other similar secured lending	0	0
Assets included in disposal group classified as held for sale	6,065	6,108
Financial liabilities
Deposits at amortised cost	(929)	(570)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(827)	(1,133)
Subordinated liabilities	(661)	(841)
Liabilities included in disposal groups classified as held for sale	0	0
Carrying amount
Financial assets
Debt securities at amortised cost	55,153	50,227
Loans and advances at amortised cost	150,786	144,827
Reverse repurchase agreements and other similar secured lending	17,662	3,393
Assets included in disposal group classified as held for sale	5,801	9,544
Financial liabilities
Deposits at amortised cost	(344,751)	(319,376)
Repurchase agreements and other similar secured borrowing	(18,651)	(29,397)
Debt securities in issue	(57,229)	(35,803)
Subordinated liabilities	(45,239)	(41,875)
Liabilities included in disposal groups classified as held for sale	£ 0	£ (3,647)